FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

February 12, 2009

Filed Via EDGAR (CIK #0000825063)
Securities and Exchange Commission
100 F Street NE
Washington DC 20549

RE: Franklin Mutual Series Funds (Registrant)
File Nos. 033-18516 and 811-05387

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith under the EDGAR system, is Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (the Amendment), which is being filed under the Securities Act of 1933 (1933 Act), as amended, and the Investment Company Act of 1940, as amended.

The Amendment is being filed (1) to register shares of a new series of the Registrant to be called Mutual International Fund; (2) to reflect the name changes of the Mutual Qualified Fund to Mutual Quest Fund and the Mutual Discovery Fund to Mutual Global Discovery Fund; (3) to make certain other changes deemed appropriate; and (4) to bring other information up to date as required by the federal securities laws.

Pursuant to Rule 485(a)(2) under the 1933 Act, the Amendment will become effective on May 1, 2009, which is at least seventy-five days after the filing. Prior to the effectiveness of the Amendment, the Registrant intends to file another Post-Effective Amendment pursuant to Rule 485(b) to become effective with the Amendment for the purpose of including financial and other information that is not available at this time.

Please direct any comments or questions regarding this filing to the undersigned at (650) 312-5824 or the address shown above.

Sincerely,

FRANKLIN MUTUAL SERIES FUNDS

/S/ DAVID P. GOSS
David P. Goss
Vice President

DPG:ac